Computer Software (Tables)	12 Months Ended
Dec. 31, 2024
Computer software [member]
Statement [LineItems]
Summary of Computer Software
Computer software consists of the following:

	Internally Developed	Acquisitions – Business Combinations (1)	Purchased	Total
Cost:
December 31, 2022	5,054	264	80	5,398
Additions	472	374	1	847
Removed from service	(190)	(2)	-	(192)
Disposals of businesses	(219)	-	-	(219)
Translation and other, net	23	-	1	24
December 31, 2023	5,140	636	82	5,858
Additions	569	306	2	877
Removed from service	(99)	-	-	(99)
Disposals of businesses	(52)	-	-	(52)
Translation and other, net	8	(20)	(2)	(14)
December 31, 2024	5,566	922	82	6,570
Accumulated amortization:
December 31, 2022	(4,201)	(187)	(75)	(4,463)
Amortization	(437)	(72)	(3)	(512)
Removed from service	190	2	-	192
Disposals of businesses	183	-	-	183
Translation and other, net	(23)	1	-	(22)
December 31, 2023	(4,288)	(256)	(78)	(4,622)
Amortization	(469)	(147)	(2)	(618)
Removed from service	99	-	-	99
Disposals of businesses	27	-	-	27
Translation and other, net	(3)	(1)	1	(3)
December 31, 2024	(4,634)	(404)	(79)	(5,117)
Carrying amount:
December 31, 2023	852	380	4	1,236
December 31, 2024	932	518	3	1,453

(1)	See note 30 for further information on acquired software assets.